Leases (Details) - Schedule of operating lease costs	12 Months Ended
Dec. 31, 2022 USD ($)
Operating lease costs:
Operating lease costs-Fixed	$ 1,440
Sub-lease income	(212)
Operating lease costs	154
Total lease costs	$ 1,382